Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total	$ 2,128,876	$ 1,778,390
Less accumulated depreciation	(1,593,492)	(1,152,112)
Property and equipment, net	535,384	626,278	$ 687,134
Depreciation on property and equipment	449,815	424,796
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	298,877	298,877
Drug storage equipment
Property, Plant and Equipment [Line Items]
Total	115,054	115,054
Computer equipment
Property, Plant and Equipment [Line Items]
Total	475,798	111,574
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 1,239,147	$ 1,252,885